Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
for each series listed in Appendix A
(each a “Fund” and collectively, the “Funds”)

Dated July 18, 2025

Notwithstanding anything to the contrary in each Fund’s prospectus, summary prospectus and statement of additional information, in addition to Robert T. Cummings, the following individuals have been added as portfolio managers of each Fund: Jeff Greco, Rebekah Lipp and Maria Schiopu. The portfolio managers are primarily and jointly responsible for the management of each Fund. Additional information regarding each new portfolio manager is below.

Jeff Greco — Senior Director – Head of Strategy Research at Milliman. Mr. Greco has held this role since 2012, wherein he implements managed risk strategies on market portfolios and researches hedging methodologies, volatility and return distributions. Mr. Greco has 30 years of quantitative finance experience, previously working at Citadel LLC, Deutsche Bank and Bank of America. Mr. Greco has also been an adjunct professor for more than 20 years, currently for Carnegie Mellon University’s Master of Science in Computational Finance (MSCF) Program and previously for the University of Chicago’s Financial Mathematics graduate program. Mr. Greco holds a GARP Certified Financial Risk Manager (FRM) designation.

Rebekah Lipp — ETF Portfolio Manager at Milliman.  Ms. Lipp has held this role since 2021 and has more than 13 years of experience in exchange traded funds. Prior to joining Milliman, Rebekah managed passive index-based ETFs at Invesco as a portfolio management analyst executing the daily and quarterly requirements for the funds. Rebekah’s current primary focus is managing Defined Outcome ETFs, where she acts as both portfolio manager and trader.

Maria Schiopu — Principal and Managing Director – Fund Services at Milliman. Ms. Schiopu has held this role since 2013 and oversees the Fund Services business line at Milliman. Ms. Schiopu has extensive experience in portfolio management and investment strategies, including a deep expertise in quantitative derivatives overlays. Previously, Ms. Schiopu led model validation, systems design and ETF research efforts at Milliman. Ms. Schiopu is a CFA Charterholder (CFA), an Associate of the Society of Actuaries (ASA), and a Member of the American Academy of Actuaries (MAAA).

Additionally, the “Other Accounts” table contained in the “Investment Adviser and Other Service Providers” section in each Fund’s SAI is revised to reflect the below information regarding the managed the investment vehicles with the number of accounts and assets of each portfolio manager of the Funds as of May 31, 2025.

	Registered Investment Companies # of Accounts ($ Assets)	Other Pooled Investment Vehicles # of Accounts ($ Assets)	Other Accounts # of Accounts ($ Assets)
Jeff Greco	21 ($25.9 billion)	0 ($0)	0 ($0)
Rebekah Lipp	1 ($5.0 million)	0 ($0)	0 ($0)
Maria Schiopu	43 ($28.1 billion)	0 ($0)	0 ($0)

As of May 31, 2025, none of the portfolio managers owned any shares of the Funds. Additionally, each portfolio manager is paid a competitive salary by Milliman, and may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization and performance reviews in relation to job responsibilities.

Please Keep This Supplement With Your Prospectus, Summary Prospectus and
Statement of Additional Information For Future Reference

Appendix A

Innovator U.S. Equity Buffer ETF™ – January

Innovator U.S. Equity Buffer ETF™ – February

Innovator U.S. Equity Buffer ETF™ – March

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Buffer ETF™ – May

Innovator U.S. Equity Buffer ETF™ – June

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – December

Innovator U.S. Equity Power Buffer ETF™ – January

Innovator U.S. Equity Power Buffer ETF™ – February

Innovator U.S. Equity Power Buffer ETF™ – March

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – May

Innovator U.S. Equity Power Buffer ETF™ – June

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – December

Innovator U.S. Equity Ultra Buffer ETF™ – January

Innovator U.S. Equity Ultra Buffer ETF™ – February

Innovator U.S. Equity Ultra Buffer ETF™ – March

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – May

Innovator U.S. Equity Ultra Buffer ETF™ – June

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – December

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – January

Innovator Growth-100 Power Buffer ETF™ – February

Innovator Growth-100 Power Buffer ETF™ – March

Innovator Growth-100 Power Buffer ETF™ – April

Innovator Growth-100 Power Buffer ETF™ – May

Innovator Growth-100 Power Buffer ETF™ – June

Innovator Growth-100 Power Buffer ETF™ – July

Innovator Growth-100 Power Buffer ETF™ – August

Innovator Growth-100 Power Buffer ETF™ – September

Innovator Growth-100 Power Buffer ETF™ – October

Innovator Growth-100 Power Buffer ETF™ – November

Innovator Growth-100 Power Buffer ETF™ – December

Innovator International Developed Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – February

Innovator International Developed Power Buffer ETF™ – March

Innovator International Developed Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – May

Innovator International Developed Power Buffer ETF™ – June

Innovator International Developed Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – August

Innovator International Developed Power Buffer ETF™ – September

Innovator International Developed Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – November

Innovator International Developed Power Buffer ETF™ – December

Innovator U.S. Small Cap Power Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – February

Innovator U.S. Small Cap Power Buffer ETF™ – March

Innovator U.S. Small Cap Power Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ — May

Innovator U.S. Small Cap Power Buffer ETF™ – June

Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – August

Innovator U.S. Small Cap Power Buffer ETF™ – September

Innovator U.S. Small Cap Power Buffer ETF™ – October

Innovator U.S. Small Cap Power Buffer ETF™ – November

Innovator U.S. Small Cap Power Buffer ETF™ – December

Innovator Premium Income 10 Barrier ETF® – October

Innovator Premium Income 20 Barrier ETF® – January

Innovator Premium Income 20 Barrier ETF® – April

Innovator Premium Income 20 Barrier ETF® – July

Innovator Premium Income 20 Barrier ETF® – October

Innovator Premium Income 30 Barrier ETF® – January

Innovator Premium Income 30 Barrier ETF® – April

Innovator Premium Income 30 Barrier ETF® – July

Innovator Premium Income 30 Barrier ETF® – October

Innovator Premium Income 40 Barrier ETF® – October

Innovator Premium Income 9 Buffer ETF™ – October

Innovator Premium Income 15 Buffer ETF™ – January

Innovator Premium Income 15 Buffer ETF™ – April

Innovator Premium Income 15 Buffer ETF™ – July

Innovator Premium Income 15 Buffer ETF™ – October

Innovator Defined Wealth Shield ETF

Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly

Innovator U.S. Equity 10 Buffer ETF™ – Quarterly

Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly

Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly

Innovator International Developed 10 Buffer ETF™ – Quarterly

Innovator Emerging Markets 10 Buffer ETF™ – Quarterly

Innovator Growth Accelerated ETF® – Quarterly

Innovator U.S. Equity Accelerated ETF® – Quarterly

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator Equity Defined Protection ETF® – 2 Yr to January 2026

Innovator Equity Defined Protection ETF® – 2 Yr to April 2026

Innovator Equity Defined Protection ETF® – 2 Yr to July 2026

Innovator Equity Defined Protection ETF® – 2 Yr to October 2026

Innovator Equity Defined Protection ETF® – 2 Yr to January 2027

Innovator Equity Defined Protection ETF® – 2 Yr to April 2027

Innovator Equity Defined Protection ETF® – 2 Yr to July 2027

Innovator Equity Defined Protection ETF® – 1 Yr January

Innovator Equity Defined Protection ETF® – 1 Yr February

Innovator Equity Defined Protection ETF® – 1 Yr March

Innovator Equity Defined Protection ETF® – 1 Yr April

Innovator Equity Defined Protection ETF® – 1 Yr May

Innovator Equity Defined Protection ETF® – 1 Yr June

Innovator Equity Defined Protection ETF® – 1 Yr July

Innovator Equity Defined Protection ETF® – 1 Yr August

Innovator Equity Defined Protection ETF® – 1 Yr September

Innovator Equity Defined Protection ETF® – 1 Yr October

Innovator Equity Defined Protection ETF® – 1 Yr November

Innovator Equity Defined Protection ETF® – 1 Yr December

Innovator Equity Defined Protection ETF® – 6 Mo Jan/Jul

Innovator Equity Defined Protection ETF® – 6 Mo Apr/Oct

Innovator Growth Accelerated Plus ETF® – January

Innovator Growth Accelerated Plus ETF® – April

Innovator Growth Accelerated Plus ETF® – July

Innovator Growth Accelerated Plus ETF® – October

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October

Innovator U.S. Equity Accelerated ETF® – October

Innovator U.S. Equity Accelerated Plus ETF® – January

Innovator U.S. Equity Accelerated Plus ETF® – April

Innovator U.S. Equity Accelerated Plus ETF® – July

Innovator U.S. Equity Accelerated Plus ETF® – October

Innovator Uncapped Accelerated U.S. Equity ETF™

Innovator Buffer Step Up Strategy ETF®

Innovator Power Buffer Step Up Strategy ETF®

Innovator Hedged Nasdaq-100® ETF

Innovator Uncapped Bitcoin 20 Floor ETF® – Quarterly

Innovator Equity Premium Income – Daily PutWrite ETF

Innovator Equity Dual Directional 10 Buffer ETF™ — July

Innovator Equity Dual Directional 15 Buffer ETF™ — July